Joint Venture Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Joint Venture Agreement

Note 12. Joint Venture Agreement

In November 2011, the Company entered into an affiliation agreement with the Mayo Foundation for Medical Education and Research (“Mayo”), subsequently amended. Under the agreement, the Company formed a joint venture with Mayo in May 2013 to focus on developing oncology diagnostic services and tests utilizing next generation sequencing. The joint venture is a limited liability company, with each party initially holding fifty percent of the issued and outstanding membership interests of the new entity (the “JV”).

The agreement requires aggregate capital contributions by the Company of up to $ 6.0 million, of which $ 2.0 million has been paid to date. The timing of the remaining installments is subject to the JV’s achievement of certain operational milestones agreed upon by the board of governors of the JV. In exchange for its membership interest, Mayo’s capital contribution takes the form of cash, staff, services, hardware and software resources, laboratory space and instrumentation, the fair market value of which will be approximately equal to $ 6.0 million. Mayo’s continued contribution will also be conditioned upon the JV’s achievement of certain milestones.

The Company has a net receivable due from the JV of approximately $ 10 thousand at September 30, 2020, which is included in other assets in the Unaudited Condensed Consolidated Balance Sheets. The JV was dissolved effective February 14, 2020, and the dissolution terms include an estimated final cash distribution from the JV to the Company of approximately $ 92 thousand, to be paid as soon as practicable. The Company received the first payment of $ 36 thousand in April 2020, which is consistent with the dissolution terms. At September 30, 2020 the remaining cash distribution of $ 56 thousand is expected to be paid from the JV. There was no other activity during the nine months ended September 30, 2020 and 2019.

Note 19. Joint Venture Agreement

In November 2011, the Company entered into an affiliation agreement with the Mayo Foundation for Medical Education and Research (“Mayo”), subsequently amended. Under the agreement, the Company formed a joint venture with Mayo in May 2013 to focus on developing oncology diagnostic services and tests utilizing next generation sequencing. The joint venture is a limited liability company, with each party initially holding fifty percent of the issued and outstanding membership interests of the new entity (the “JV”). In exchange for its membership interest in the JV, the Company made an initial capital contribution of $1.0 million in October 2013. In addition, the Company issued 10 thousand shares of its common stock to Mayo pursuant to the affiliation agreement and recorded an expense of $175 thousand. The Company also recorded additional expense of $231 thousand during the fourth quarter of 2013 related to shares issued to Mayo in November of 2011 as the JV achieved certain performance milestones. In the third quarter of 2014 the Company made an additional $1.0 million capital contribution.

The agreement also requires aggregate total capital contributions by the Company of up to an additional $4.0 million. The timing of the remaining installments was subject to the JV’s achievement of certain operational milestones agreed upon by the board of governors of the JV. In exchange for its membership interest, Mayo’s capital contribution will take the form of cash, staff, services, hardware and software resources, laboratory space and instrumentation, the fair market value of which will be equal to $6.0 million. Mayo’s continued contribution will also be conditioned upon the JV’s achievement of certain milestones. During 2018, the Company received a cash distribution from the JV of $150 thousand. The JV was dissolved effective February 14, 2020, and the dissolution terms include an estimated final cash distribution from the JV to the Company of $89 thousand, to be paid as soon as practicable. The Company received the first payment of $36 thousand in April 2020, which is consistent with the dissolution terms.

The joint venture is considered a variable interest entity under ASC 810-10, but the Company is not the primary beneficiary as it does not have the power to direct the activities of the joint venture that most significantly impact its performance. The Company’s evaluation of ability to impact performance is based on its equal board membership and voting rights and day to day management functions which are performed by the Mayo personnel.